Lease Arrangements - Summary of Right-of-Use Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2022 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	$ 11,060,783		$ 10,680,262		$ 359,934
Additions to right-of-use assets	2,140,942	$ 69,669	3,239,770	$ 702,996
Depreciation charge for right-of-use assets	1,468,040	47,772	1,114,950	946,880
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	7,342,703		6,093,518		238,942
Depreciation charge for right-of-use assets	236,673	7,702	217,674	214,682
Buildings and improvements [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	3,411,750		3,663,682		111,023
Depreciation charge for right-of-use assets	660,276	21,486	509,746	370,458
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	237,260		880,443		7,721
Depreciation charge for right-of-use assets	538,639	17,528	356,052	335,039
Other equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amounts	69,070		42,619		$ 2,248
Depreciation charge for right-of-use assets	$ 32,452	$ 1,056	$ 31,478	$ 26,701